Deferred Commission Payable	9 Months Ended
Sep. 30, 2023
Deferred Commission Payable
Deferred Commission Payable

9. Deferred Commission Payable

As discussed in Note 3, A.G.P was a financial advisor to both the MURF and Old Conduit in connection with the Merger transaction. Upon the completion of the Merger, A.G.P.: (i) received a cash fee of $6.5 million, 1,300,000 shares of Common Stock, and warrants to purchase 54,000 shares of Common Stock at an exercise price of $11.00 per share pursuant to its engagement agreement with Old Conduit entered into on August 2, 2022, and (ii) agreed to defer payment, to be paid in the future under certain circumstances by a date no later than March 21, 2025, of $5.7 million of fees plus annual interest of 5.5% as a result of its engagement for MURF’s IPO. The $5.7 million deferred commissions payable was recorded as a non-current liability on the Company’s unaudited condensed consolidated balance sheet as of September 30, 2023. Accrued interest was recorded as a liability on the Company’s condensed consolidated balance sheet and totaled $7 thousand as of September 30, 2023.